Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Participant)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares 11/1/2013 - 10/31/2014	S&P Global ex-U.S. Property Index Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	2.05%	2.92%
Since Inception	5.72%	5.83%